capital structure financial policies	12 Months Ended
Dec. 31, 2023
capital structure financial policies
capital structure financial policies
3	capital structure financial policies

General

Our objective when managing financial capital is to maintain a flexible capital structure that optimizes the cost and availability of capital at an acceptable level of risk. In our definition of financial capital, we include:

●	Common equity (excluding accumulated other comprehensive income);
●	Non-controlling interests;
●	Long-term debt (including long-term credit facilities, commercial paper backstopped by long-term credit facilities and any hedging assets or liabilities associated with long-term debt items, net of amounts recognized in accumulated other comprehensive income);
●	Cash and temporary investments;
●	Short-term borrowings (including those arising from securitized receivables); and
●	Other long-term debts (including those arising from securitized receivables).

We manage our financial capital structure and make adjustments to it in light of changes in economic conditions and the risk characteristics of our business. In order to maintain or adjust our financial capital structure, we may:

●	Adjust the amount of dividends paid to holders of Common Shares;
●	Purchase Common Shares for cancellation pursuant to normal course issuer bids;
●	Issue new shares (including Common Shares and TELUS International (Cda) Inc. subordinate voting shares);
●	Issue new debt, issue new debt to replace existing debt with different characteristics;
●	Increase or decrease the amount of receivables sold to an arm’s-length securitization trust; and/or
●	Enter into a new arm’s-length securitization trust to replace an existing arm’s-length securitization trust with different characteristics.

During 2023, our financial objectives, which are reviewed annually, were unchanged from 2022. We believe that our financial objectives support our long-term strategy.

We monitor financial capital utilizing a number of measures, including: net debt to earnings before interest, income taxes, depreciation and amortization (EBITDA*) – excluding restructuring and other costs ratio; coverage ratios; and dividend payout ratios.

* EBITDA is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures disclosed by other issuers; we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We report EBITDA because it is a key measure that management uses to evaluate the performance of our business, and it is also utilized to determine compliance with certain debt covenants.

Debt and coverage ratios

Net debt to EBITDA – excluding restructuring and other costs is calculated as net debt at the end of the period, divided by 12-month trailing EBITDA – excluding restructuring and other costs. Historically, this measure is substantially similar to the leverage ratio covenant in our credit facilities. Net debt and EBITDA – excluding restructuring and other costs are measures that do not have any standardized meanings prescribed by IFRS-IASB and are therefore unlikely to be comparable to similar measures presented by other issuers. The calculation of these measures is set out in the following table. Net debt is one component of a ratio used to determine compliance with certain debt covenants.

As at, or for the 12-month periods ended, December 31 ($ in millions)	Objective	2023	2022
Components of debt and coverage ratios
Net debt [1]		$26,494	$24,152
EBITDA – excluding restructuring and other costs [2]		$7,148	$6,646
Net interest cost [3] (Note 9)		$1,272	$847
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	2.20 – 2.70 [4]	3.71	3.63
Coverage ratios
Earnings coverage [5]		1.9	3.6
EBITDA – excluding restructuring and other costs interest coverage [6]		5.6	7.8

1Net debt and total managed capitalization are calculated as follows:

As at December 31	Note	2023	2022
Long-term debt	26	$27,349	$25,037
Debt issuance costs netted against long-term debt		118	118
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net		13	(80)
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt – excluding tax effects		(226)	(53)
Cash and temporary investments, net		(864)	(974)
Short-term borrowings	22	104	104
Net debt		26,494	24,152
Common equity		16,112	16,569
Non-controlling interests		1,190	1,089
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests		46	(133)
Total managed capitalization		$43,842	$41,677

2EBITDA – excluding restructuring and other costs is calculated as follows:

Years ended December 31	Note	2023	2022
EBITDA	5	$6,431	$6,406
Restructuring and other costs	16	717	240
EBITDA – excluding restructuring and other costs		$7,148	$6,646

3

Net interest cost is defined as financing costs, excluding employee defined benefit plans net interest, unrealized changes in virtual power purchase agreements forward element, recoveries on long-term debt prepayment premium and repayment of debt, calculated on a 12-month trailing basis (expenses recorded for long-term debt prepayment premium, if any, are included in net interest cost) (see Note 9).

4

Our long-term objective range for this ratio is 2.20 – 2.70 times. The ratio as at December 31, 2023, is outside the long-term objective range. We may permit, and have permitted, this ratio to go outside the objective range (for long-term investment opportunities), but we will endeavour to return this ratio to within the objective range in the medium term (following the spectrum auctions in 2021 and 2023, and the spectrum auction upcoming in 2024), as we believe that this range supports our long-term strategy. We are in compliance with the leverage ratio covenant in our credit facilities, which states that we may not permit our net debt to operating cash flow ratio to exceed 4.25:1.00 (see Note 26(d)); the calculation of the debt ratio is substantially similar to the calculation of the leverage ratio covenant in our credit facilities.

5

Earnings coverage is defined in Canadian Securities Administrators National Instrument 41-101 as net income before borrowing costs and income tax expense, divided by borrowing costs (interest on long-term debt; interest on short-term borrowings and other; long-term debt prepayment premium), and adding back capitalized interest, all such amounts excluding those attributable to non-controlling interests.

6

EBITDA – excluding restructuring and other costs interest coverage is defined as EBITDA – excluding restructuring and other costs, divided by net interest cost. This measure is substantially similar to the coverage ratio covenant in our credit facilities.

Net debt to EBITDA – excluding restructuring and other costs was 3.71 times as at December 31, 2023, compared to 3.63 times one year earlier. The effect of the increase, primarily due to business acquisitions, in net debt levels (which were already elevated in the current and comparative periods due to our spectrum acquisitions) exceeded the effect of growth in EBITDA – excluding restructuring and other costs.

The earnings coverage ratio for the twelve-month period ended December 31, 2023, was 1.9 times, down from 3.6 times one year earlier. A decrease in income before borrowing costs and income taxes lowered the ratio by 0.9 and an increase in borrowing costs lowered the ratio by 0.8. The EBITDA – excluding restructuring and other costs interest coverage ratio for the twelve-month period ended December 31, 2023, was 5.6 times, down from 7.8 times one year earlier. Growth in EBITDA – excluding restructuring and other costs increased the ratio by 0.6 and an increase of $425 million in net interest costs decreased the ratio by 2.8.

TELUS Corporation Common Share dividend payout ratio

So as to be consistent with the way we manage our business, our TELUS Corporation Common Share dividend payout ratio is presented as a historical measure calculated as the sum of the dividends declared in the most recent four quarters for TELUS Corporation Common Shares, as recorded in the financial statements, net of dividend reinvestment plan effects (see Note 13), divided by the sum of free cash flow* amounts for the most recent four quarters for interim reporting periods (divided by annual free cash flow if the reported amount is in respect of a fiscal year). The historical measure for the twelve-month period ended December 31, 2023, is presented for illustrative purposes in evaluating our target guideline.

For the 12-month periods ended December 31	Objective	2023	2022
Determined using most comparable IFRS-IASB measures
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures		126%	142%
Determined using management measures
TELUS Corporation Common Share dividend payout ratio – net of dividend reinvestment plan effects	60%–75% [1]	77%	95%

1	Our objective range for the TELUS Corporation Common Share dividend payout ratio is 60%-75% of free cash flow on a prospective basis.

* Free cash flow is not a standardized financial measure under IFRS-IASB and might not be comparable to similar measures presented by other issuers; we define free cash flow as EBITDA (operating revenues and other income less goods and services purchased and employee benefits expense) excluding items that we consider to be of limited predictive value, including certain working capital changes (such as trade receivables and trade payables), proceeds from divested assets, and other sources and uses of cash, as found in the consolidated statements of cash flows. We have issued guidance on, and report, free cash flow because it is a key performance measure that management and investors use to evaluate the performance of our business.

For the 12-month periods ended December 31 (millions)	2023	2022
TELUS Corporation Common Share dividends declared	$2,111	$1,899
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares	(755)	(686)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects	$1,356	$1,213

Our calculation of free cash flow, and its reconciliation to cash provided by operating activities, is as follows:

For the 12-month periods ended December 31 (millions)	Note	2023	2022
EBITDA	5	$6,431	$6,406
Restructuring and other costs, net of disbursements		206	69
Effects of contract asset, acquisition and fulfilment and TELUS Easy Payment device financing		(143)	(95)
Effect of lease principal	31(b)	(538)	(495)
Items from the Consolidated statements of cash flows:
Share-based compensation, net	14	117	122
Net employee defined benefit plans expense	15	72	101
Employer contributions to employee defined benefit plans		(28)	(44)
Loss from equity accounted investments and other		26	—
Interest paid		(1,196)	(816)
Interest received		23	17
Capital expenditures	5	(2,822)	(3,472)
Free cash flow before income taxes		2,148	1,793
Income taxes paid, net of refunds		(389)	(519)
Free cash flow		1,759	1,274
Add (deduct):
Capital expenditures	5	2,822	3,472
Effect of lease principal		538	495
Net change in non-cash operating working capital not included in preceding line items and other individually immaterial items included in net income neither providing nor using cash		(620)	(430)
Cash provided by operating activities		$4,499	$4,811